Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2019
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Carrying Amounts of Assets Pledged as Collateral

The carrying amounts of assets pledged as collateral at March 31, 2019 and 2018 were as follows:

	At March 31,
	2019	2018
	(In millions)
Cash and deposits with banks(1)	¥48,937	¥32,010
Trading assets	2,111,979	2,423,002
Financial assets at fair value through profit or loss	1,208,409	1,518,748
Debt instruments at amortized cost	280,246	—
Debt instruments at fair value through other comprehensive income	9,140,006	—
Equity instruments at fair value through other comprehensive income	184,417	—
Held-to-maturity investments	—	365,450
Available-for-sale financial assets	—	10,648,468
Loans and advances(1)	10,118,591	11,019,253
Other assets(1)	1,738,945	1,825,987

Total	¥24,831,530	¥27,832,918

(1)

At March 31, 2018, cash and deposits with banks, loans and advances, and other assets include those of SMFL, which were classified as assets held for sale. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”